Risk Management - Schedule of Credit Quality by Financial Asset Class (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
% of over total portfolio	100.00%
Credit Risk [Member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 22,619,167	$ 23,134,814
% over total allowance		100.00%
Credit Risk [Member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	14,809,703	$ 15,460,544
Credit Risk [Member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,492,464	4,876,041
Credit Risk [Member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	5,317,000	2,798,229
IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 22,617,981
% of over total portfolio	100.00%
Allowance	$ (1,041,873)
% over total allowance	100.00%
IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 13,508,468
% of over total portfolio		58.39%
Allowance		$ (434,665)
% over total allowance		49.38%
IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 9,864,847
% of over total portfolio	43.62%
Allowance	$ (422,546)
% over total allowance	40.56%
IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,055,665
% of over total portfolio	20.84%
Allowance	$ (128,290)
% over total allowance	30.36%
IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 5,316,753
% of over total portfolio	53.90%
Allowance	$ (73,465)
% over total allowance	17.39%
IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,492,429
% of over total portfolio	25.27%
Allowance	$ (220,791)
% over total allowance	52.25%
IFRS9 [member] | Credit Risk [Member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 23,134,814
% of over total portfolio		100.00%
Allowance		$ (880,117)
% over total allowance		100.00%
IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 9,626,346
% of over total portfolio		42.00%
Allowance		$ (445,452)
% over total allowance		51.00%
IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 1,952,076
% of over total portfolio		8.44%
Allowance		$ (110,534)
% over total allowance		12.56%
IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 4,876,041
% of over total portfolio		21.08%
Allowance		$ (78,501)
% over total allowance		8.92%
IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 2,798,229
% of over total portfolio		12.10%
Allowance		$ (256,417)
% over total allowance		29.13%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 101,936
% of over total portfolio		0.44%
Allowance		$ (14)
% over total allowance		0.00%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 600,732
% of over total portfolio		2.60%
Allowance		$ (124)
% over total allowance		0.01%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 3,063,847
% of over total portfolio		13.24%
Allowance		$ (1,636)
% over total allowance		0.19%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 4,238,157
% of over total portfolio		18.32%
Allowance		$ (12,582)
% over total allowance		1.43%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 2,723,568
% of over total portfolio		11.77%
Allowance		$ (21,246)
% over total allowance		2.41%
IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 1,041,531
% of over total portfolio		4.50%
Allowance		$ (25,533)
% over total allowance		2.90%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 12,753,134
% of over total portfolio	56.38%
Allowance	$ (619,327)
% over total allowance	59.44%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 163,981
% of over total portfolio	1.29%
Allowance	$ (66)
% over total allowance	0.01%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 514,946
% of over total portfolio	4.04%
Allowance	$ (254)
% over total allowance	0.04%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,182,085
% of over total portfolio	17.11%
Allowance	$ (3,624)
% over total allowance	0.59%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 4,223,518
% of over total portfolio	33.12%
Allowance	$ (35,625)
% over total allowance	5.75%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,952,521
% of over total portfolio	23.15%
Allowance	$ (19,474)
% over total allowance	3.14%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 920,044
% of over total portfolio	7.21%
Allowance	$ (38,540)
% over total allowance	6.22%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 431,934
% of over total portfolio	3.39%
Allowance	$ (10,757)
% over total allowance	1.74%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 161,455
% of over total portfolio	1.27%
Allowance	$ (13,265)
% over total allowance	2.14%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 163,779
% of over total portfolio	1.28%
Allowance	$ (16,242)
% over total allowance	2.62%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 208,409
% of over total portfolio	1.63%
Allowance	$ (56,413)
% over total allowance	9.11%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 97,306
% of over total portfolio	0.76%
Allowance	$ (2,193)
% over total allowance	0.35%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 63,842
% of over total portfolio	0.50%
Allowance	$ (7,146)
% over total allowance	1.15%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 166,229
% of over total portfolio	1.30%
Allowance	$ (46,524)
% over total allowance	7.51%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 185,893
% of over total portfolio	1.46%
Allowance	$ (83,164)
% over total allowance	13.43%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 128,699
% of over total portfolio	1.01%
Allowance	$ (94,140)
% over total allowance	15.20%
IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 188,493
% of over total portfolio	1.48%
Allowance	$ (191,900)
% over total allowance	30.99%
IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 364,393
% of over total portfolio		1.58%
Allowance		$ (11,971)
% over total allowance		1.36%
IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 154,200
% of over total portfolio		0.67%
Allowance		$ (12,071)
% over total allowance		1.37%
IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 73,505
% of over total portfolio		0.32%
Allowance		$ (11,058)
% over total allowance		1.26%
IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 413,676
% of over total portfolio		1.79%
Allowance		$ (91,038)
% over total allowance		10.34%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 167,177
% of over total portfolio		0.72%
Allowance		$ (8,126)
% over total allowance		0.92%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 43,587
% of over total portfolio		0.19%
Allowance		$ (3,213)
% over total allowance		0.37%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 80,574
% of over total portfolio		0.35%
Allowance		$ (14,848)
% over total allowance		1.69%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 91,831
% of over total portfolio		0.40%
Allowance		$ (27,076)
% over total allowance		3.08%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 205,639
% of over total portfolio		0.88%
Allowance		$ (98,523)
% over total allowance		11.19%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 144,115
% of over total portfolio		0.62%
Allowance		$ (95,606)
% over total allowance		10.86%
Stage1 [member] | IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 16,427,940
Allowance	(165,507)
Stage1 [member] | IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 10,728,240
Allowance		(35,602)
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	6,390,889
Allowance	(106,464)
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	491,849
Allowance	(29,083)
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	4,166,515
Allowance	(10,732)
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,732,525
Allowance	(66,649)
Stage1 [member] | IFRS9 [member] | Credit Risk [Member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		18,711,922
Allowance		(145,408)
Stage1 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		7,983,682
Allowance		(109,806)
Stage1 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		1,737,978
Allowance		(37,434)
Stage1 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		4,043,765
Allowance		(5,680)
Stage1 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		2,201,939
Allowance		(66,692)
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		101,936
Allowance		(14)
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		600,732
Allowance		(124)
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		3,063,847
Allowance		(1,636)
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		4,238,157
Allowance		(12,582)
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		2,723,568
Allowance		(21,246)
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	10,037,051
Allowance	(59,043)
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	163,981
Allowance	(66)
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	514,946
Allowance	(254)
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,182,085
Allowance	(3,624)
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	4,223,518
Allowance	(35,625)
Stage1 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,952,521
Allowance	(19,474)
Stage 2 [member] | IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	4,776,672
Allowance	(346,690)
Stage 2 [member] | IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		2,047,305
Allowance		(151,671)
Stage 2 [member] | IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,891,051
Allowance	(211,473)
Stage 2 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,178,431
Allowance	(57,606)
Stage 2 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,025,921
Allowance	(48,514)
Stage 2 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	686,699
Allowance	(105,353)
Stage 2 [member] | IFRS9 [member] | Credit Risk [Member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		3,185,687
Allowance		(319,912)
Stage 2 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		1,138,382
Allowance		(162,579)
Stage 2 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		656,010
Allowance		(49,072)
Stage 2 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		482,372
Allowance		(113,507)
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		1,041,531
Allowance		(25,533)
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,885,621
Allowance	(135,217)
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	920,044
Allowance	(38,540)
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	431,934
Allowance	(10,757)
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	161,455
Allowance	(13,265)
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	163,779
Allowance	(16,242)
Stage 2 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	208,409
Allowance	(56,413)
Stage 2 [member] | IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		364,393
Allowance		(11,971)
Stage 2 [member] | IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		154,200
Allowance		(12,071)
Stage 2 [member] | IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		73,505
Allowance		(11,058)
Stage 2 [member] | IFRS9 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		413,676
Allowance		(91,038)
Stage 3 [member] | IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,413,369
Allowance	(529,676)
Stage 3 [member] | IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		732,923
Allowance		(247,392)
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	582,907
Allowance	(104,609)
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	385,385
Allowance	(41,601)
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	124,317
Allowance	(14,219)
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	73,205
Allowance	(48,789)
Stage 3 [member] | IFRS9 [member] | Credit Risk [Member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		1,237,205
Allowance		(414,797)
Stage 3 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		504,282
Allowance		(173,067)
Stage 3 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		214,098
Allowance		(73,100)
Stage 3 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		176,266
Allowance		(23,749)
Stage 3 [member] | IFRS9 [member] | Credit Risk [Member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		113,918
Allowance		(76,218)
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	830,462
Allowance	(425,067)
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	97,306
Allowance	(2,193)
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	63,842
Allowance	(7,146)
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	166,229
Allowance	(46,524)
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	185,893
Allowance	(83,164)
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	128,699
Allowance	(94,140)
Stage 3 [member] | IFRS9 [member] | Normal Risk Portfolios [Member] | Credit Risk [Member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	188,493
Allowance	$ (191,900)
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		167,177
Allowance		(8,126)
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		43,587
Allowance		(3,213)
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		80,574
Allowance		(14,848)
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		91,831
Allowance		(27,076)
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		205,639
Allowance		(98,523)
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		144,115
Allowance		$ (95,606)